Advances and Other Receivables (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Other Receivables and Note Receivable [Line Items]
Notes, Loans and Financing Receivable, Net, Noncurrent, Total	$ 2,255	$ 4,308